American Electric Power
1 Riverside Plaza
Columbus, OH  43215

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:	File No. 1-3525
American Electric Power Company, Inc.
Annual Report on Form 10-K

Dear Sirs:

On behalf of American Electric Power Company, Inc. (the "Company"), we are filing herewith, under the Securities Exchange Act of 1934, the Annual Report on Form 10-K of the Company for the fiscal year ended December 31, 2009.

The financial statements in the 2009 Annual Report, incorporated herein by reference, do not reflect any significant change in any accounting principles or practices, or in the method of applying such principles or practices, from the financial statements included in the Company's 2008 Annual Report, except as indicated below:

A.	SFAS 160 “Noncontrolling Interests in Consolidated Financial Statements”

The Company adopted SFAS 160 effective January 1, 2009 and retrospectively applied the presentation and disclosure requirements to prior periods.

For more detailed information regarding the above-mentioned accounting change, please refer to Note 2 in the “Notes to Consolidated Financial Statements” within the 2009 Annual Report included in Item 8, “Financial Statements and Supplementary Data,” of the Form 10-K.

Very truly yours,

/s/ Thomas G. Berkemeyer
Thomas G. Berkemeyer
Assistant Secretary
(614) 716-1648